Lease - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Cost [Abstract]
Operating lease cost	$ 1,981	$ 2,077
Short-term lease cost	799	532
Total	$ 2,780	$ 2,609
Weighted average discount rate	4.75%
Weighted average remaining lease term	1 year 7 months 24 days